Share-based payments (Details 8 - Textuals 1) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares d Item	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
LTIPs
Share-based payments
Number of grants in share-based payment arrangements | Item	5
Number of indices	3
Period of historical volatility prior to valuation date	3 years
Period of logarithm of daily share price return prior to valuation date	3 years
Dividends are expected to be declared during vesting period | €	€ 0
Period of yield to maturity	3 years
Number of share options exercised during the period | shares	5,780	4,697
Weighted-average share price at the date of exercise | € / shares	€ 46.88	€ 97.3	€ 0
Weighted average remaining assumed life of share options outstanding	7 years	8 years	8 years
LTIPs | Bottom of range [member]
Share-based payments
Exercise prices | € / shares	€ 0
LTIPs | Top of range [member]
Share-based payments
Exercise prices | € / shares	€ 54.62
LTIPs | Managing Director
Share-based payments
Vesting period	3 years
Non-market and market performance conditions assessment period	3 years
Percentage of base fee for target award level	100.00%
Percentage of base fee for conditionally granted share options	100.00%
Number of days after annual general meeting for calculate average share price | d	5
Number of service conditions in share-based payment arrangements | Item	1
Period of continued employment under service conditions	3 years
Number of non-market performance conditions in share-based payment arrangements | Item	2
Relative weight percentage of revenue growth under non-market performance conditions	37.50%
Relative weight percentage of strategic target under non-market performance conditions	25.00%
Number of market performance conditions in share-based payment arrangements | Item	1
Relative weight percentage of Total Shareholder Return against indices under market performance conditions	37.50%
Weighted-average fair value for share options granted | € / shares	€ 30.93	€ 101.96	€ 0
Number of share options exercised during the period	5,780	4,697	0
LTIP 2019-2021 | Managing Director
Share-based payments
Percentage of conditionally granted share options vested	100.00%